BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BASIS OF PRESENTATION
Principles of Consolidation

Principles of Consolidation—The consolidated financial statements include the accounts of Sun Country Airlines Holdings, Inc. and its subsidiaries and have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). All material intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year		The Company operates its fiscal year on a calendar year basis.
Use of Estimates

Use of Estimates—Preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of acquired fixed assets and acquired intangibles, maintenance deposits, loyalty program liabilities, passenger revenue breakage, valuation of derivative positions, valuation of warrants issued to Amazon, and income taxes.

Change in Presentation

Change in Presentation—The Company changed the prior year presentations within the Consolidated Statements of Cash Flows to present the change in Accrued Transportation Taxes on its own line, which was previously included in the change in Other Liabilities.

Cash and Equivalents

Cash and Equivalents—The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company maintains cash balances at several financial institutions; at times, such balances may be in excess of insurance limits. The Company has not experienced any losses on these balances.

Restricted Cash

Restricted Cash—Charter revenue receipts received prior to the date of transportation are recorded as Restricted Cash and as a component of the Air Traffic Liabilities. Department of Transportation (“DOT”) regulations require that charter revenue receipts received prior to the date of transportation are maintained in a separate third- party escrow account and the restrictions are released once transportation is provided, which is typically within 12 months of booking.

Investments

Investments—Investments consist of certificates of deposit and are recorded at cost, plus accrued interest. The certificates of deposit serve as collateral for letters of credit required by various airports and other vendors. All of the certificates have original maturities greater than 90 days.

Accounts Receivable

Accounts Receivable—Accounts receivable are recorded at the amount due from customers and do not bear interest. They consist primarily of amounts due from Amazon, credit card companies associated with ticket sales and charter service customers. The balances at December 31, 2020 and 2019 also included $2,178 and $5,862, respectively, due from aircraft lessors related to maintenance deposits. Accounts outstanding longer than the contractual payment terms are considered past due. SCA determines its allowances for credit losses by considering a number of factors, including the length of time accounts receivable are past due, SCA’s previous loss history, the customer’s current ability to pay its obligation to SCA, and the condition of the general economy and the industry as a whole. During the years ended December 31, 2020 and 2019, $982 and $343 in accounts receivable were written off, respectively. No accounts were written off during the periods from April 11, 2018 to December 31, 2018 or from January 1, 2018 to April 10, 2018.

Lessor Maintenance Deposits

Lessor Maintenance Deposits—SCA’s aircraft lease agreements provide that SCA pay maintenance reserves monthly to aircraft lessors to be held as collateral in advance of major maintenance activities required to be performed by SCA. Maintenance reserve payments are variable based on actual flight hours or cycles. These lease agreements provide that maintenance reserves are reimbursable to SCA upon completion of the maintenance event in an amount equal to the lesser of (1) the amount of the maintenance reserve held by the lessor associated with the specific maintenance event or (2) the qualifying costs related to the specific maintenance event.

Maintenance reserve payments that are expected to be recoverable via reimbursable expenses are reflected as Lessor Maintenance Deposits on the accompanying Consolidated Balance Sheets. These deposits are expected to be reimbursed to SCA upon performance of maintenance activities. Upon completion of the maintenance event, the lessor is billed and the amount due is recorded in Account Receivable. Amounts not deemed probable of recovery are expensed as incurred.

At the Acquisition Date, the Company established a contra-asset to represent the Company’s obligation to perform planned maintenance events on leased aircraft held as of the Acquisition Date. As reimbursable maintenance events are performed and maintenance expense is incurred, the contra-asset is recognized as a reduction to Maintenance expense.

The Company’s lease agreements entered into subsequent to the Acquisition Date are structured to allow SCA to access and recover the unused maintenance reserve payments. As such, maintenance reserve payments related to these lease agreements are expected to be recovered in full and are reflected as Lessor Maintenance Deposits on the accompanying Consolidated Balance Sheets. Maintenance reserve payments related to seasonal aircraft are expensed when incurred.

Inventory

Inventory—Parts related to flight equipment, which cannot be economically repaired, reconditioned or reused after removal from the aircraft, are carried at average cost and charged to operations as consumed. An allowance for obsolescence is provided over the remaining useful life of the related fleet for spare parts expected to be on hand at the date that aircraft type is retired from service. SCA also provides an allowance for parts identified as excess to reduce the carrying costs to the lower of cost or net realizable value. These parts are assumed to have an estimated residual value of 10% of the original cost. Depreciation Expense was $481 and $426 for the years ended December 31, 2020 and 2019, respectively and $308 and $92 for the period April 11, 2018 through December 31, 2018 and the period January 1, 2018 through April 10, 2018, respectively.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Property & Equipment—Property and equipment are recorded at cost or fair value at the Acquisition Date and depreciated on a straight-line basis to an estimated residual value over their estimated useful lives or lease term, whichever is shorter, as follows:

Airframes	10-25 years (depending on age)
Engines—Core	7 or 12 years (based on remaining cycles)
Engines—Initial Greentime (time remaining until the first scheduled major maintenance event)	1st scheduled maintenance event
Leasehold Improvements, Aircraft, other	3-25 years (or life of lease, if shorter)
Office and Ground Equipment	5-7 years
Computer Hardware and Software	3-5 years
Property and Equipment under Finance Leases	3-25 years (or life of lease, if shorter)
Rotable Parts	6-16 years (average remaining life of aircraft fleet)

Modifications that enhance the operating performance or extend the useful lives of leased airframes are considered leasehold improvements and are capitalized and depreciated over the economic life of the asset or the term of the lease, whichever is shorter. Similar modifications made to owned aircraft are capitalized and depreciated consistent with the Company’s policy.

The Company capitalizes certain internal and external costs associated with the acquisition and development of internal-use software for new products, and enhancements to existing products, that have reached the application development stage and meet recoverability tests. Capitalized costs include external direct costs of materials and services utilized in developing or obtaining internal-use software, and labor cost for employees who are directly associated with, and devote time, to internal-use software projects.

Finance leases are recorded at net present value of future minimum lease payments.

The Company depreciates Rotable Parts to an estimated residual value using the pooling life method. Depreciation under the pooling life method is calculated over the estimated average useful life of the related aircraft.

Property & Equipment		2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
Evaluation of Long-Lived Assets

Evaluation of Long-Lived Assets—Long-lived assets, such as Property & Equipment and finite-lived Intangible Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment losses were recognized during the years ended December 31, 2020 or 2019 or for the periods April 11, 2018 to December 31, 2018 and January 1, 2018 to April 10, 2018. See Note 3—Impact of the COVID-19 Pandemic.

Equity Incentive Plan

Equity Incentive Plan—The Company recognizes all employee equity-based compensation as expense in the Consolidated Financial Statements over the requisite service period. The Company has elected to account for forfeitures as they occur, rather than forecasting the future forfeitures. See Note 11 for further information on the Equity Incentive Plan.

Stockholders' Equity

Stockholders’ Equity—As of the Acquisition Date, the Company issued 5,326,755 shares of Common Stock with no par value. Also on the Acquisition Date, the Company issued 40,005,885 warrants to Apollo allowing them to acquire shares of Common Stock of the Company at the exercise price of approximately $0.0005 per share. On January 31, 2020, all 40,005,885 outstanding Apollo warrants were exercised to purchase common stock of SCA Acquisition Holdings, LLC.

In conjunction with the issuance of 1,416,645 shares of Common Stock in 2018 to two stockholders, the Company issued, recourse promissory notes of $3,500 which are included as Loans to Stockholders on the Consolidated Statements of Changes in Stockholders’ Equity. In February of 2021, the promissory notes were repaid in full with equivalent shares of stock.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2020, Amazon held approximately 885,052 vested warrants to acquire common stock of the Company at an exercise price of approximately $15.17 per share.

Deferred Offering Costs

Deferred Offering Costs—These consist of legal, accounting and other fees and costs relating to the Company’s planned Initial Public Offering (“IPO”), and are capitalized and recorded in Other Current Assets on the Consolidated Balance Sheets. The deferred offering costs will be offset against the proceeds received upon the closing of the planned IPO. In the event that the Company’s plans for an IPO are terminated, all of the deferred offering costs will be written off within operating expenses in the Company’s Consolidated Statements of Operations. As of December 31, 2020 and 2019, respectively, $4,552 and $2,268 of deferred offering costs were capitalized.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets—Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination. Indefinite-Lived Intangible Assets represents a tradename acquired in a business combination. Goodwill and Other Indefinite-Lived Intangible Assets must be tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that they might be impaired. Goodwill is tested at the reporting unit level. SCA has two reporting units: Passenger Services and Cargo Services. Cargo Services was identified as a separate reporting unit in the fourth quarter of 2020, when all 12 cargo aircraft were in service and SCA’s Chief Operating Decision Maker began to regularly review financial information at the cargo operations level.

The value of Goodwill and Other Indefinite-lived Intangible Assets is assessed under either a qualitative or quantitative approach. Under a qualitative approach, SCA considers various market factors, including certain key assumptions, such as the market value of other airlines, fuel prices, the overall economy, passenger yields and changes to the regulatory environment. SCA analyzes these factors to determine if events and circumstances have affected the fair value of Goodwill and Other Indefinite-lived Intangible Assets. If it is determined that it is more likely than not that the asset may be impaired, the Company uses a quantitative approach to determine the reporting unit or intangible asset’s fair value incorporating the key assumptions listed below. An impairment charge is recorded for the amount of carrying value that exceeds the determined fair value as of the testing date.

When the Company evaluates Goodwill for impairment using a quantitative approach, the Company estimates the fair value of the consolidated reporting unit by considering both comparable public company multiples (a market approach) and projected discounted future cash flows (an income approach). When the Company performs a quantitative impairment assessment of indefinite-lived intangible assets, fair value is estimated based on (1) recent market transactions, where available, (2) the royalty method for the Sun Country tradename (which assumes hypothetical royalties generated from using SCA’s tradename) or (3) projected discounted future cash flows (an income approach).

The Company performed its most recent annual Goodwill and Other Indefinite-Lived Intangible Assets impairment analysis as of October 1, 2020 and did not recognize any impairment losses for the years ended December 31, 2020 or 2019 or for the periods April 11, 2018 to December 31, 2018 and January 1, 2018 to April 10, 2018. See Note 3—Impact of the COVID-19 Pandemic.

Long-term Debt		Long-term Debt—Debt finance costs are capitalized and amortized over the term of the respective agreement.
Revenue Recognition

Revenue Recognition—Scheduled passenger service, charter service, and most ancillary revenues are recognized when the passenger flight occurs. Revenues exclude amounts collected on behalf of other parties including, transportation taxes.

The Company initially defers ticket sales as an air traffic liability and recognizes revenue when the passenger flight occurs. Unused non-refundable tickets expire at the date of scheduled travel and are recorded as revenue unless the customer notifies the Company in advance of such date that the customer will not travel. If notification is made, a travel credit is created for the face value less applicable change fees. Travel credits can be redeemed toward future travel for up to 12 months after the date of the original booking. A portion of travel credits will expire unused. The Company records an estimate for travel credits that will expire unused in passenger revenue. These estimates are based on historical experience of travel credit activity and consider other facts, such as recent program changes and modifications that could affect the ultimate usage patterns of tickets and travel credits. Due to inherent uncertainly of the current operating environment as a result of COVID-19, adjustments to these estimates could be material in the future.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Ancillary revenue for baggage fees, seat selection fees, and on-board sales is recognized when the associated flight occurs. Prior to adoption of the new revenue recognition model effective January 1, 2019, the Company recognized revenue for change fees as the transactions occurred. Under the new standard, revenue for change fees is deferred and recognized when the passenger travel is provided. Fees received in advance of the flight date are initially recorded as an air traffic liability.

Charter revenue is recognized at the time of departure when transportation is provided.

Cargo revenue is typically recognized based on hours flown, number of flights, and the amount of aircraft resources provided during a reporting period. Pursuant to ASC 606, Revenue from Contracts with Customers, the Amazon Agreement contains three performance obligations: Flight Services, Heavy Maintenance and Fuel. As Sun Country is the principal in providing Flight Services, revenue and related costs are recognized gross on the Statement of Operations. Sun Country acts as the agent in providing the Heavy Maintenance and Fuel performance obligations, which are reimbursed by Amazon based on the actual costs incurred. Consumption of aircraft fuel and heavy maintenance are recognized in revenue, net of the associated costs incurred to fulfill the performance obligations. The transaction price is allocated to the performance obligations based on their relative standalone selling price. The transaction price for flight services, which includes an upfront payment for startup costs, is reduced by the estimated value of warrants to be issued to Amazon based on expected performance under the Amazon Agreement.

Loyalty Program

Loyalty Program—The Company records a liability for points earned by passengers under its Sun Country Rewards program using two methods: (1) a liability for points that are earned by passengers on purchases of the Company’s services is established by deferring revenue based on the redemption value net of breakage; and (2) a liability for points attributed to loyalty points issued to the Company’s Visa card holders is established by deferring a portion of payments received from the Company’s co-branded agreement. The Company’s Sun Country Rewards program allows for the redemption of points to include payment towards air travel, land travel, taxes, and other ancillary purchases. The Company estimates breakage for loyalty points that are not likely to be redeemed. These estimates are based on historical experience of loyalty point redemption activity and consider other facts, such as program changes and modifications that could affect the ultimate usage pattern of loyalty points.

Co-branded Credit Card Program

Co-branded Credit Card Program—Under the Company’s co-branded credit card program, funds received for the marketing of a co-branded credit card and delivery of loyalty points are accounted for as a multiple- deliverable arrangement. At the inception of the arrangement, the Company evaluated all deliverables in the arrangement to determine whether they represent distinct performance obligations. The Company determined the arrangement has two distinct performance obligations: loyalty points to be awarded, and brand and marketing. Funds received are allocated based on relative standalone selling price. Revenue for the brand and marketing performance obligation is recognized as revenue when earned and recorded in Other Revenue. Consideration allocated to loyalty points is deferred and recognized as Passenger Revenue upon future redemption of the points.

Airframe and Engine Maintenance

Airframe and Engine Maintenance—For leased aircraft, the Company applies the expense as incurred method for maintenance events, where routine maintenance, airframe, and engine overhauls are charged to expense as incurred, except certain costs covered by third-party maintenance agreements, which are charged to expense based on an hourly fee, as defined by the contract.

The Company applies the Built-in Overhaul method for significant maintenance costs of owned airframe and engines. Under this method, the value of time remaining until the first scheduled major maintenance event (“greentime”) is capitalized and amortized until that first major maintenance event, assuming no residual value. In addition, the value in excess of the greentime is capitalized and amortized over the useful life. These expenses are reported as a component of Depreciation and Amortization on the accompanying Consolidated Statements of Operations. The estimated period until the next scheduled major maintenance event is estimated based on assumptions including estimated cycles, hours, and months, required maintenance intervals, and the age/ condition of related parts.

Certain SCA aircraft lease agreements contain provisions that require SCA to return aircraft to the lessor in a certain maintenance condition. A liability associated with returning leased aircraft is accrued when incurrence of lease return costs becomes probable. The amount of these costs typically can be estimated near the end of the lease term, after the aircraft has completed its last maintenance cycle prior to being returned.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes

Income Taxes—Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce Deferred Tax Assets to the amount expected to be realized. All Deferred Tax Assets and Liabilities, along with any related valuation allowance, are classified as noncurrent on the Consolidated Balance Sheets. Interest and penalties on uncertain tax positions, to the extent they exist, are included in the Company’s provision for income taxes. The provision for income taxes represents the current tax expense for the period and the change during the period in Deferred Tax Assets and Liabilities.

Concentration Risk

Concentration Risk—Approximately 41% of the Company’s Accounts Receivable balance as of December 31, 2020 was due from Amazon. In addition, approximately 8% and 19% of the Company’s Accounts Receivable balances as of December 31, 2020 and 2019, respectively, were from major financial institutions for tickets purchased via credit cards. One financial institution accounted for approximately 5% and 16% of the Company’s Accounts Receivable balance as of December 31, 2020 and 2019, respectively.

Approximately 57%, 58% and 48% of the Company’s fuel purchases were made from two vendors for the years ended December 31, 2020, 2019 and 2018, respectively.

Approximately 52% of the Company’s workforce were under union contracts as of December 31, 2020 with three different unions: Air Line Pilots Association (“ALPA”), International Brotherhood of Teamsters (“IBT”) and Transport Workers Union (“TWU”). Approximately 98% of the Company’s union workforce are under contracts that have expired or will be expiring within a year.

The following table shows the Company’s airline employee groups represented by unions:

Employee Group	Number of Active Employees Represented	Union	Date on which Collective Bargaining Agreement Becomes Amendable
Sun Country Pilots	395	ALPA	October 31, 2020
Sun Country Flight Attendants	466	IBT	December 31, 2019
Sun Country Dispatchers	22	TWU	November 30, 2024

Recently Adopted And Issued Accounting Standards

Recently Adopted Accounting Standards

Income Taxes-Simplifying the Accounting for Income Taxes—In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to the approach for intraperiod tax allocation, recognizing deferred tax liabilities for outside basis differences, and calculating income taxes in interim periods. The guidance also reduces complexity in certain areas, including franchise taxes that are partially based on income and accounting for tax law changes in interim periods. The standard was adopted prospectively effective January 1, 2021 and it did not have a material impact on the Company’s Condensed Consolidated Financial Statements.

Recently Adopted Accounting Standards

Revenue from Contracts with Customers—In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“New Revenue Standard”) (Topic 606). This update is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted the standard using the modified retrospective method effective January 1, 2019.

The adoption of the New Revenue Standard impacts the Company’s accounting for outstanding loyalty points earned through travel by SCA loyalty program members. There is no change in accounting for issuances of loyalty points to SCA’s co-branded card partner as those are currently reported in accordance with the New Revenue Standard. Through December 31, 2018, the Company used the incremental cost method to account for the portion of the loyalty program liabilities related to points earned through travel, which were valued based on the estimated incremental cost of carrying one additional passenger. The New Revenue Standard required the Company to change to the deferred revenue method and apply a relative standalone selling price approach whereby a portion of each passenger ticket sale attributable to loyalty points earned is deferred and recognized in passenger revenue upon future redemption.

Upon adoption of the New Revenue Standard, the Company reclassified certain ancillary revenues from Other Revenue to Passenger Revenue. In addition, certain fees previously recognized when incurred by the customer are deferred and recognized as revenue when passenger travel is provided.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon adoption of the standard on January 1, 2019 the Company made an adjustment to reduce Retained Earnings by $3,477.

Leases—In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASC 842”). Under the new guidance, lessees are required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company elected to early adopt the standard effective January 1, 2019 using the modified retrospective adoption method.

Upon adoption of the standard on January 1, 2019 the Company recorded an Operating Lease Right-of-use (“ROU”) Asset of $178,577 (net of balance sheet reclassifications) and Operating Lease Liabilities of $204,790 on the Consolidated Balance Sheet. This ROU Asset was net of $27,004 reclassified from Over-market Liabilities and $791 reclassified from Prepaid Rent.

Capitalized Software Costs—In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The update addresses when costs should be capitalized rather than expensed, the term to use when amortizing capitalized costs, and how to evaluate the unamortized portion of these capitalized implementation costs for impairment. The ASU also includes guidance on how to present implementation costs in the financial statements and creates additional disclosure requirements. ASU 2018-15 is effective for annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company early adopted the requirements of ASU 2018-15 on January 1, 2019 using the prospective transition method. The adoption resulted in the capitalization of certain costs incurred in SCA’s hosting arrangement of $2,167 in 2019.

Non-employee Share-based Payment Accounting—In June 2018, the FASB issued ASU 2018-07 Improvements to Non-employee Share-based Payment Accounting. ASU 2018-07 expands the scope of ASC 718, Compensation—Stock Compensation, to share-based payments granted to non-employees for goods and services. Additionally, in November 2019, the FASB issued ASU 2019-08, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606), which requires entities to measure and classify share based payments to a customer, in accordance with the guidance in ASC 718. The Company has elected to early adopt these ASU’s effective January 1, 2019. Warrants granted in 2019 under the Amazon Agreement are accounted for under the updated standards. The adoption of ASU 2018-07 did not have a material impact on the Company’s Consolidated Financial Statements.

Changes to the Disclosure Requirements for Fair Value Measurement—In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The update eliminates, adds, and modifies certain disclosure requirements for fair value measurements. The Company adopted the requirements of ASU 2018-13 prospectively on January 1, 2020. The adoption of ASU 2018-13 did not have a material impact on the Company’s Consolidated Financial Statements.

Financial Instruments—Credit Losses—In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The update requires the use of an expected loss model on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to calculate credit loss estimates. For trade receivables, loans and held-to-maturity debt securities, entities are required to estimate lifetime expected credit losses. This accounting standard was adopted prospectively on April 1, 2020, and it did not have a material impact on the Company’s Consolidated Financial Statements.

Simplifying the Test for Goodwill Impairment—In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. The new standard eliminates Step 2 from the goodwill impairment test. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The standard was adopted and applied prospectively by the Company on April 1, 2020, and it did not have an impact on the Company’s Consolidated Financial Statements.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recently Issued Accounting Standards

Income Taxes-Simplifying the Accounting for Income Taxes—In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to the approach for intraperiod tax allocation, recognizing deferred tax liabilities for outside basis differences, and calculating income taxes in interim periods. The guidance also reduces complexity in certain areas, including franchise taxes that are partially based on income and accounting for tax law changes in interim periods. The standard was adopted prospectively effective January 1, 2021 and is not expected to have a material impact on the Company’s Consolidated Financial Statements.